ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS (Narrative) (Details) (USD $)	Jan. 31, 2015	Oct. 31, 2014	Apr. 30, 2014
Advance to suppliers	$ 129,169		$ 0
Advance from customers	$ 68,056		$ 0
Annual Minimum Order Quantity		400,000